Note 6 - Other Assets - Schedule of Other Assets (Details) - CAD ($) $ in Thousands	Jul. 31, 2022	Oct. 31, 2021	Jul. 31, 2021
Statement Line Items [Line Items]
Accounts receivable	$ 3,744	$ 2,643	$ 1,279
Prepaid expenses and other	16,067	12,699	10,699
Property and equipment	6,965	7,075	7,272
Right-of-use assets	4,296	4,817	4,990
Deferred income tax asset	2,248	2,931	1,943
Investment	953	953	953
Goodwill	5,754	5,754	5,754
Intangible assets	3,299	3,641	3,722
Other assets	$ 43,326	$ 40,513	$ 36,612